Note 11 - Premises Leases (Tables)	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets [text block]
$

As at September 30, 2023	66,413
Extension of lease	124,506
Depreciation	(73,357)
Foreign exchange	96
As at September 30, 2024	117,658
Extension of lease	71,999
Depreciation	(76,868)
Foreign Exchange	(821)
As at September 30, 2025	111,968

Disclosure of minimum lease payments for lease liabilities [text block]
	Year ended September 30, 2025	Year ended September 30, 2024
Undiscounted minimum lease payments:
Less than one year	104,039	98,010
Two to three years	43,538	41,779
	147,577	139,789
Effect of discounting	(21,800)	(20,829)
Present value of minimum lease payments	125,777	118,960
Less current portion	(84,528)	(79,384)
Long-term portion	41,249	39,576

Disclosure of lease liability continuity [text block]
$
As at September 30, 2023	73,549
Recognition of lease liability on extension	124,506
Principal payments	(89,730)
Interest expense	8,945
Foreign exchange	1,690
As at September 30, 2024	118,960
Recognition of lease liability on extension	71,999
Principal payments	(100,150)
Interest expense	35,851
Foreign exchange	(883)
As at September 30, 2025	125,777